INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

		Extraction	Distribution	Health Canada	Computer
	Patents	Assets	Right	License	Software	Total
	$	$	$	$	$	$
Cost:
Balance, December 31, 2017	—	—	—	2,922,096	62,135	2,984,231
Acquired through Verdélite	—	—	—	86,103,549	—	86,103,549
Additions	368,531	—	—	—	133,032	501,563

Balance, December 31, 2018	368,531	—	—	89,025,645	195,167	89,589,343
Acquired through Naturals	89,259	—	4,802,000	148,765	1,168	5,041,192
Additions	288,550	370,280	—	—	951,425	1,610,255
Balance, September 30, 2019	746,340	370,280	4,802,000	89,174,410	1,147,760	96,240,790

		Extraction	Distribution	Health Canada	Computer
	Patents	Assets	Right	License	Software	Total
	$	$	$	$	$	$
Accumulated amortization:
Balance, December 31, 2017	—	—	—	87,446	44,930	132,376
Additions	—	—	—	2,829,015	15,316	2,844,331

Balance, December 31, 2018	—	—	—	2,916,461	60,246	2,976,707
Additions	—	—	—	2,759,842	166,942	2,926,784
Balance, September 30, 2019	—	—	—	5,676,303	227,188	5,903,491

		Extraction	Distribution	Health Canada	Computer
	Patents	Assets	Right	License	Software	Total
	$	$	$	$	$	$
Net book value:
September 30, 2019	746,340	370,280	4,802,000	83,498,107	920,572	90,337,299
December 31, 2018	368,531	—	—	86,109,184	134,921	86,612,636